SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets With Indefinite Lives, Impairment Of Long-Lived Assets And Intangible Assets With Definite Lives, Business Taxes, Value Added Taxes, Income Taxes) (Narrative) (Details) (USD $)
In Thousands, unless otherwise specified
	5 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets with indefinite lives
Impairment loss for indefinite-lived intangible assets from discontinued operations		$ 13,536
Impairment loss for indefinite-lived intangible assets from continuing operations		122
Impairment of long-lived assets and intangible assets with definite lives
Impairment loss for intangible assets with definite life from discontinued operations
Impairment loss for intangible assets with definite life from continuing operations		1,803	208
Goodwill
Impairment of goodwill		46,864
Business taxes
Business taxes for WVAS revenue (as a percent)		3.36%
Business taxes for games revenue (as a percent)		5.60%
Business taxes for advertising revenue (as a percent)		8.60%
Business taxes deducted in arriving net revenue		1,267	2,663	5,685
Value added taxes
Number of provinces and municipalities to which pilot value-added tax reform program was expanded	10
VAT and related surcharges rate, minimum (as a percent)		6.72%
VAT and related surcharges rate, maximum (as a percent)		6.78%
Amount of VAT reported as a deduction to revenue		4,441	8,874	8,980
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses		$ 0	$ 0	$ 0